Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	May 18, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Virtus Global Equity Trend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Equity Trend Fund
Supplement [Text Block]	vot_SupplementTextBlock

Virtus Global Equity Trend Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 18, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

Important Notice to Investors

Virtus Global Equity Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a lower level than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed and the reduction to the fund’s expenses described above.

Virtus Global Equity Trend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGPAX
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[2]
Recapture Of Previously Waived Expenses	vot_RecaptureOfPreviouslyWaivedExpenses	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%	[3]
1 Year	rr_ExpenseExampleYear01	748
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,499
10 Years	rr_ExpenseExampleYear10	2,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	748
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,499
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,579
Virtus Global Equity Trend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGPCX
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[4]
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[2]
Recapture Of Previously Waived Expenses	vot_RecaptureOfPreviouslyWaivedExpenses	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.50%	[3]
1 Year	rr_ExpenseExampleYear01	356
3 Years	rr_ExpenseExampleYear03	788
5 Years	rr_ExpenseExampleYear05	1,345
10 Years	rr_ExpenseExampleYear10	2,866
1 Year	rr_ExpenseExampleNoRedemptionYear01	256
3 Years	rr_ExpenseExampleNoRedemptionYear03	788
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,866
Virtus Global Equity Trend Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGPIX
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[2]
Recapture Of Previously Waived Expenses	vot_RecaptureOfPreviouslyWaivedExpenses	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%	[3]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,856
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856

[1]	Restated to reflect current management fee.
[2]	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund's investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.